13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
09/30/2002

13F-HR
3 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 09/30/2002
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		11/14/2002
----------------------     ----------------------------    -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 59
                                        ----------------------

Form 13F Information Table Value Total: 1,137,762
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   249191 3372.0000SH       SOLE        3372.0000
AFLAC                          COM              001055102    25970   846188 SH       SOLE                   763839             82349
                                                              7018   228675 SH       DEFINED 01             228675
AOL Time Warner, Inc.          COM              00184A105    33784  2887517 SH       SOLE                  2579918            307599
                                                             10032   857425 SH       DEFINED 01             857425
Ambac Financial Group, Inc.    COM              023139108    45335   841247 SH       SOLE                   750186             91061
                                                             14374   266725 SH       DEFINED 01             266725
Atherogenics, Inc.             COM              047439104      495    79133 SH       SOLE                    79133
Bank One Corp                  COM              06423A103      885    23671 SH       SOLE                                      23671
Berkshire Hathaway - Cl. A     COM              084670108    17071      231 SH       SOLE                      166                65
                                                              8499      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    69794    28314 SH       SOLE                    26221              2093
                                                             18867     7654 SH       DEFINED 01               7654
Cendant Corp.                  COM              151313103    36900  3429331 SH       SOLE                  3088381            340950
                                                              9690   900575 SH       DEFINED 01             900575
Charter Communications Inc.    COM              16117M107    15850  8521326 SH       SOLE                  7709016            812310
                                                              5803  3119625 SH       DEFINED 01            3119625
Closure Medical Corporation    COM              189093107     2407   215700 SH       SOLE                   215700
Comcast Corp                   COM              200300200    43685  2094211 SH       SOLE                  1886826            207385
                                                             14017   671975 SH       DEFINED 01             671975
Constellation Brands Inc.      COM              21036P108    26902  1164590 SH       SOLE                  1012815            151775
                                                             10261   444200 SH       DEFINED 01             444200
Corning Inc                    COM              219350105      933   582900 SH       SOLE                   582900
Diebold Inc.                   COM              253651103     8023   243712 SH       SOLE                   215962             27750
                                                              2530    76850 SH       DEFINED 01              76850
Dow Jones & Co.                COM              260561105    25469   663092 SH       SOLE                   583092             80000
                                                              8720   227025 SH       DEFINED 01             227025
E. W. Scripps Co.              COM              811054204    22076   318553 SH       SOLE                   272073             46480
                                                              9285   133985 SH       DEFINED 01             133985
Equifax                        COM              294429105    11377   523313 SH       SOLE                   455177             68136
                                                              3980   183050 SH       DEFINED 01             183050
Hewlett-Packard Co.            COM              428236103    12700  1088261 SH       SOLE                   969603            118658
                                                              3887   333075 SH       DEFINED 01             333075
Household International Inc    COM              441815107    23018   813061 SH       SOLE                   725831             87230
                                                              7633   269625 SH       DEFINED 01             269625
Interpublic Group              COM              460690100    27913  1761055 SH       SOLE                  1527815            233240
                                                             10375   654550 SH       DEFINED 01             654550
Johnson & Johnson              COM              478160104     2461    45510 SH       SOLE                    45510
Merck & Co.                    COM              589331107    25553   559014 SH       SOLE                   486489             72525
                                                              9307   203605 SH       DEFINED 01             203605
PartnerRe Ltd Bermuda          COM              G6852T105    18891   392087 SH       SOLE                   346853             45234
                                                              7902   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      244     8410 SH       SOLE                     8410
Republic Services Inc.         COM              760759100    15957   848769 SH       SOLE                   715875            132894
                                                              5126   272675 SH       DEFINED 01             272675
Schering Plough                COM              806605101    28625  1342651 SH       SOLE                  1163926            178725
                                                             10757   504550 SH       DEFINED 01             504550
Scientific-Atlanta             COM              808655104    15163  1212072 SH       SOLE                  1080680            131392
Tupperware Inc                 COM              899896104    17353  1044075 SH       SOLE                   934821            109254
                                                              5277   317500 SH       DEFINED 01             317500
Walt Disney Co.                COM              254687106    32057  2117339 SH       SOLE                  1896897            220442
                                                              6964   460000 SH       DEFINED 01             460000
Washington Post Co. Class B    COM              939640108     3245     5000 SH       SOLE                     5000
Waters Corp.                   COM              941848103    10538   434575 SH       SOLE                   365475             69100
                                                              3674   151500 SH       DEFINED 01             151500
XL Cap Ltd.                    COM              G98255105    36721   499611 SH       SOLE                   440500             59111
                                                             12482   169825 SH       DEFINED 01             169825
Zale Corp                      COM              988858106    18103   600240 SH       SOLE                   521790             78450
                                                              6616   219375 SH       DEFINED 01             219375